Condensed Consolidated Statement of Changes in Stockholders' Deficiency (USD $)	9 Months Ended	12 Months Ended										12 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended		9 Months Ended	12 Months Ended									12 Months Ended		9 Months Ended				9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Bonds	Dec. 31, 2009 Convertible Notes Payable	Dec. 31, 2010 Accrued Interest	Dec. 31, 2009 Accrued Interest	Dec. 31, 2009 Accrued commissions	Dec. 31, 2009 Preferred Stock Dividends	Dec. 31, 2009 Issuance of additional shares Convertible Notes Payable	Dec. 31, 2008 Preferred stock	Dec. 31, 2009 Preferred stock	Sep. 30, 2011 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2009 Common stock Preferred stock	Dec. 31, 2009 Common stock Bonds	Dec. 31, 2009 Common stock Convertible Notes Payable	Dec. 31, 2010 Common stock Accrued Interest	Dec. 31, 2009 Common stock Accrued Interest	Dec. 31, 2009 Common stock Accrued commissions	Dec. 31, 2009 Common stock Preferred Stock Dividends	Dec. 31, 2010 Common stock Scenario, Previously Reported	Dec. 31, 2009 Common stock Issuance of additional shares Preferred stock	Dec. 31, 2009 Common stock Issuance of additional shares Convertible Notes Payable	Sep. 30, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital Bonds	Dec. 31, 2009 Additional paid-in capital Convertible Notes Payable	Dec. 31, 2010 Additional paid-in capital Accrued Interest	Dec. 31, 2009 Additional paid-in capital Accrued Interest	Dec. 31, 2009 Additional paid-in capital Accrued commissions	Dec. 31, 2009 Additional paid-in capital Preferred Stock Dividends	Dec. 31, 2010 Additional paid-in capital Scenario, Previously Reported	Dec. 31, 2009 Additional paid-in capital Issuance of additional shares Preferred stock	Dec. 31, 2009 Additional paid-in capital Issuance of additional shares Convertible Notes Payable	Sep. 30, 2011 Note Receivable - Stockholder	Dec. 31, 2009 Note Receivable - Stockholder	Dec. 31, 2008 Note Receivable - Stockholder	Dec. 31, 2010 Note Receivable - Stockholder Scenario, Previously Reported	Sep. 30, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit Scenario, Previously Reported	Dec. 31, 2009 Accumulated Deficit Issuance of additional shares Preferred stock
Beginning Balance (in shares)											699,301		38,846,743	2,726,704								30,676,325
Beginning Balance	$ (7,072,179)	$ (3,334,682)	$ (12,984,842)								$ 700		$ 3,885	$ 2,727								$ 30,676			$ 18,117,348	$ 17,738,447	$ 3,013,696							$ 18,090,557			$ (187,717)	$ (187,717)	$ (187,717)	$ (187,717)	$ (25,005,695)	$ (20,916,037)	$ (15,814,248)	$ (25,005,695)
Conversion into shares of common stock (in shares)												(699,301)	28,901,267		699,301	17,478,535	4,754,682	51,636	1,517,745	616,477	534,507		197,560	2,080,407
Conversion into shares of common stock	6,439,090			7,398,000	2,435,000	16,066	2,075,870	385,000	333,808	663,650		(700)	2,890		700	17,479	4,755	51	1,518	616	534		197	2,080	6,436,200			7,380,521	2,430,245	16,015	2,074,352	384,384	333,274		62,825	661,570									(63,022)
Exercise of options (in shares)														18,771
Exercise of options			9,197											19													9,178
Stock-based compensation	255,799	216,600	252,854																						255,799	216,600	252,854
Exercise of warrants (in shares)													1,609,747
Exercise of warrants	3,045												161												2,884
Issuance of common stock and warrants - private placement, net (in shares)													3,190,000
Issuance of common stock and warrants - private placement, net	513,093												319												512,774
Reclassification of derivative liability to equity	1,133,186																								1,133,186
Outstanding common stock of Rackwise, Inc. at the time of the exchange (in shares)													10,000,018
Outstanding common stock of Rackwise, Inc. at the time of the exchange													1,000												(1,000)
Forgiveness of note receivable - stockholder	187,717																																				187,717
Warrants issued in connection with convertible notes	4,750	119,495	1,135,548																						4,750	119,495	1,135,548
Dividend to preferred stock holders			(72,830)																																								(72,830)
Net loss	(4,417,897)	(4,089,658)	(4,965,937)																																						(4,417,897)	(4,089,658)	(4,965,937)
Ending Balance (in shares)											699,301		82,547,775	30,624,689								30,676,325
Ending Balance	$ (2,953,396)	$ (7,072,179)	$ (3,334,682)								$ 700		$ 8,255	$ 30,625								$ 30,676			$ 26,461,941	$ 18,117,348	$ 17,738,447							$ 18,090,557				$ (187,717)	$ (187,717)	$ (187,717)	$ (29,423,592)	$ (25,005,695)	$ (20,916,037)	$ (25,005,695)